Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Cayman Islands — 0.0%
MINISO Group Holding Ltd., NVS	31,740	$204,028

China — 35.9%
360 Security Technology Inc., Class A(a)	33,099	40,230
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	12,100	37,538
3SBio Inc.(b)	132,000	122,599
AAC Technologies Holdings Inc.(c)	66,500	186,987
Advanced Micro-Fabrication Equipment Inc., Class A	4,600	109,360
AECC Aero-Engine Control Co. Ltd., Class A	6,900	19,810
AECC Aviation Power Co. Ltd., Class A	16,200	81,538
Agricultural Bank of China Ltd., Class A	455,400	233,227
Agricultural Bank of China Ltd., Class H	2,212,000	816,523
Aier Eye Hospital Group Co. Ltd., Class A	39,826	94,995
Air China Ltd., Class A(a)	80,700	91,118
Air China Ltd., Class H(a)	132,000	88,857
Akeso Inc.(a)(b)(c)	45,000	287,159
Alibaba Group Holding Ltd.(a)	1,315,020	12,223,649
Alibaba Health Information Technology Ltd.(a)	396,000	224,664
Aluminum Corp. of China Ltd., Class A	109,200	84,634
Aluminum Corp. of China Ltd., Class H	252,000	124,454
Amlogic Shanghai Co. Ltd.	2,875	24,590
Anhui Conch Cement Co. Ltd., Class A	21,000	67,581
Anhui Conch Cement Co. Ltd., Class H	104,500	243,678
Anhui Gujing Distillery Co. Ltd., Class A	3,000	108,445
Anhui Gujing Distillery Co. Ltd., Class B	6,925	105,087
ANTA Sports Products Ltd.	105,600	1,102,054
Apeloa Pharmaceutical Co. Ltd., Class A	100	233
Asymchem Laboratories Tianjin Co. Ltd., Class A	3,220	64,864
Autohome Inc., ADR	5,155	140,783
Avary Holding Shenzhen Co. Ltd., Class A	11,700	35,303
AVIC Industry-Finance Holdings Co. Ltd., Class A	85,800	39,238
AviChina Industry & Technology Co. Ltd., Class H	243,000	110,118
Baidu Inc.(a)	184,842	2,742,891
Bank of Beijing Co. Ltd., Class A	109,400	69,360
Bank of Chengdu Co. Ltd., Class A	20,000	31,654
Bank of China Ltd., Class A	189,200	105,626
Bank of China Ltd., Class H	6,421,000	2,352,584
Bank of Communications Co. Ltd., Class A	204,000	166,625
Bank of Communications Co. Ltd., Class H	726,000	427,924
Bank of Hangzhou Co. Ltd., Class A	32,200	44,783
Bank of Jiangsu Co. Ltd., Class A	98,058	90,822
Bank of Nanjing Co. Ltd., Class A	52,900	53,442
Bank of Ningbo Co. Ltd., Class A	33,000	105,727
Bank of Shanghai Co. Ltd., Class A	73,470	60,553
Baoshan Iron & Steel Co. Ltd., Class A	125,400	109,131
BeiGene Ltd.(a)	58,975	846,310
Beijing Dabeinong Technology Group Co. Ltd., Class A	15,500	15,790
Beijing Enlight Media Co. Ltd., Class A	14,800	16,463
Beijing Enterprises Holdings Ltd.	52,000	172,399
Beijing Enterprises Water Group Ltd.	396,000	79,562
Beijing Kingsoft Office Software Inc., Class A	2,947	124,436
Beijing New Building Materials PLC, Class A	9,600	31,386
Beijing Shiji Information Technology Co. Ltd., Class A(a)	15,626	23,359
Beijing Tongrentang Co. Ltd., Class A	13,300	98,920
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,160	42,020
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	211,400	149,343
Betta Pharmaceuticals Co. Ltd., Class A	5,300	42,270
Bilibili Inc.(a)(c)	15,847	179,867
Security	Shares	Value

China (continued)
Bloomage Biotechnology Corp. Ltd.	4,071	$40,572
BOC Aviation Ltd.(b)	13,200	94,973
BOE Technology Group Co. Ltd., Class A	225,500	122,070
Bosideng International Holdings Ltd.	286,000	119,928
Brilliance China Automotive Holdings Ltd.	132,000	70,805
BYD Co. Ltd., Class A	9,600	267,206
BYD Co. Ltd., Class H	86,500	2,324,826
BYD Electronic International Co. Ltd.	66,000	301,248
C&D International Investment Group Ltd.	63,000	128,862
Caitong Securities Co. Ltd., Class A	33,980	38,309
Cambricon Technologies Corp. Ltd.(a)	2,910	61,248
Cathay Biotech Inc.	13,200	100,411
CGN Power Co. Ltd., Class H(b)	924,000	222,547
Changchun High & New Technology Industry Group Inc., Class A	3,400	76,410
Changjiang Securities Co. Ltd., Class A	55,400	43,083
Chaozhou Three-Circle Group Co. Ltd., Class A	13,899	57,050
Chengxin Lithium Group Co. Ltd., Class A	13,000	39,551
China Cinda Asset Management Co. Ltd., Class H	855,000	83,128
China CITIC Bank Corp. Ltd., Class H	710,000	320,727
China Coal Energy Co. Ltd., Class H	135,000	114,310
China Communications Services Corp. Ltd., Class H	256,000	109,075
China Construction Bank Corp., Class A	66,100	59,165
China Construction Bank Corp., Class H	7,779,000	4,497,766
China CSSC Holdings Ltd., Class A	24,400	94,287
China Eastern Airlines Corp. Ltd., Class A(a)	152,872	89,812
China Energy Engineering Corp. Ltd.	166,500	49,588
China Everbright Bank Co. Ltd., Class A	252,800	102,207
China Everbright Bank Co. Ltd., Class H	203,000	57,944
China Everbright Environment Group Ltd.	280,481	92,229
China Feihe Ltd.(b)	265,000	155,281
China Galaxy Securities Co. Ltd., Class A	19,800	34,629
China Galaxy Securities Co. Ltd., Class H	286,000	153,014
China Gas Holdings Ltd.	198,000	181,538
China Great Wall Securities Co. Ltd., Class A	26,800	31,071
China Hongqiao Group Ltd.	214,000	174,268
China International Capital Corp. Ltd., Class A	13,300	75,558
China International Capital Corp. Ltd., Class H(b)	104,000	164,274
China Jushi Co. Ltd., Class A	20,600	31,924
China Life Insurance Co. Ltd., Class A	14,800	62,208
China Life Insurance Co. Ltd., Class H	615,000	833,011
China Literature Ltd.(a)(b)	26,800	91,363
China Longyuan Power Group Corp. Ltd., Class H	307,000	229,608
China Medical System Holdings Ltd.	133,000	255,477
China Meheco Co. Ltd., Class A	13,500	22,698
China Mengniu Dairy Co. Ltd.	275,000	861,681
China Merchants Bank Co. Ltd., Class A	92,400	372,302
China Merchants Bank Co. Ltd., Class H	330,331	1,152,860
China Merchants Energy Shipping Co. Ltd., Class A	46,400	39,004
China Merchants Port Holdings Co. Ltd.	136,000	174,085
China Merchants Securities Co. Ltd., Class A	46,270	91,039
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	43,875	63,897
China Minsheng Banking Corp. Ltd., Class A	211,400	113,902
China Minsheng Banking Corp. Ltd., Class H	475,660	158,972
China National Building Material Co. Ltd., Class H	232,000	103,203
China National Chemical Engineering Co. Ltd., Class A	48,800	45,125
China National Nuclear Power Co. Ltd., Class A	106,100	104,359
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	22,500	62,483
China Oilfield Services Ltd., Class H	184,000	197,721
China Overseas Land & Investment Ltd.	298,000	550,250

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Overseas Property Holdings Ltd.	120,000	$97,801
China Pacific Insurance Group Co. Ltd., Class A	42,000	141,611
China Pacific Insurance Group Co. Ltd., Class H	192,000	405,483
China Petroleum & Chemical Corp., Class A	139,400	106,527
China Petroleum & Chemical Corp., Class H	2,038,600	1,046,277
China Power International Development Ltd.(c)	412,000	151,393
China Railway Group Ltd., Class A	92,496	72,877
China Railway Group Ltd., Class H	319,000	140,012
China Renewable Energy Investment Ltd.(d)	2,513	—
China Resources Beer Holdings Co. Ltd.	134,000	604,059
China Resources Gas Group Ltd.	77,000	241,328
China Resources Land Ltd.	265,777	973,060
China Resources Microelectronics Ltd.	8,542	56,155
China Resources Mixc Lifestyle Services Ltd.(b)	53,200	201,116
China Resources Pharmaceutical Group Ltd.(b)	133,000	82,904
China Resources Power Holdings Co. Ltd.	174,000	335,499
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	6,890	46,839
China Ruyi Holdings Ltd.(a)	412,000	93,336
China Shenhua Energy Co. Ltd., Class A	40,800	179,660
China Shenhua Energy Co. Ltd., Class H	263,000	858,938
China Southern Airlines Co. Ltd., Class A(a)	73,200	62,943
China Southern Airlines Co. Ltd., Class H(a)	134,000	64,286
China State Construction Engineering Corp. Ltd., Class A	212,740	147,786
China State Construction International Holdings Ltd.	202,000	234,346
China Taiping Insurance Holdings Co. Ltd.	119,700	108,738
China Three Gorges Renewables Group Co. Ltd., Class A	165,000	106,194
China Tourism Group Duty Free Corp. Ltd.(b)	6,600	71,695
China Tourism Group Duty Free Corp. Ltd., Class A	10,700	133,403
China Tower Corp. Ltd., Class H(b)	3,564,000	369,466
China Traditional Chinese Medicine Holdings Co. Ltd.	274,000	140,091
China United Network Communications Ltd., Class A	178,000	109,234
China Vanke Co. Ltd., Class A	62,500	99,946
China Vanke Co. Ltd., Class H	138,600	139,892
China Yangtze Power Co. Ltd., Class A	118,900	379,774
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,900	35,268
China Zheshang Bank Co. Ltd., Class A	182,810	64,718
Chinasoft International Ltd.	274,000	234,401
Chongqing Brewery Co. Ltd., Class A	3,199	31,865
Chongqing Changan Automobile Co. Ltd., Class A	46,012	131,114
Chongqing Zhifei Biological Products Co. Ltd., Class A	8,650	78,859
Chow Tai Fook Jewellery Group Ltd.	158,400	229,966
CITIC Ltd.	462,000	434,647
CITIC Securities Co. Ltd., Class A	66,090	198,215
CITIC Securities Co. Ltd., Class H	133,225	276,554
CMOC Group Ltd., Class A	81,900	59,752
CMOC Group Ltd., Class H	327,000	186,855
Contemporary Amperex Technology Co. Ltd., Class A	22,620	528,647
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	1,300	2,398
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	136,000	131,965
COSCO Shipping Holdings Co. Ltd., Class A	66,650	93,312
COSCO Shipping Holdings Co. Ltd., Class H	231,950	213,697
COSCO SHIPPING Ports Ltd.	68,000	45,669
Country Garden Holdings Co. Ltd.(a)(c)	990,828	111,475
Country Garden Services Holdings Co. Ltd.	185,000	174,616
CRRC Corp. Ltd., Class A	181,500	132,087
CRRC Corp. Ltd., Class H	306,000	123,303
CSC Financial Co. Ltd., Class A	26,900	97,011
Security	Shares	Value

China (continued)
CSPC Pharmaceutical Group Ltd.	661,200	$595,477
CSSC Science & Technology Co. Ltd.	13,200	33,969
Daqin Railway Co. Ltd., Class A	77,700	78,938
Daqo New Energy Corp., ADR(a)(c)	4,428	104,766
DHC Software Co. Ltd., Class A	27,900	24,910
Dong-E-E-Jiao Co. Ltd., Class A	6,900	48,559
Dongfang Electric Corp. Ltd., Class A	19,800	40,371
Dongfeng Motor Group Co. Ltd., Class H	272,000	136,468
Dongxing Securities Co. Ltd., Class A	13,200	15,935
East Buy Holding Ltd.(a)(b)(c)	33,000	122,474
East Money Information Co. Ltd., Class A	79,698	163,154
Ecovacs Robotics Co. Ltd., Class A	3,600	21,561
ENN Energy Holdings Ltd.	66,100	456,240
ENN Natural Gas Co. Ltd., Class A	13,200	29,610
Eve Energy Co. Ltd., Class A	13,200	77,851
Everbright Securities Co. Ltd., Class A	19,800	45,024
Fangda Carbon New Material Co. Ltd., Class A(a)	33,440	27,056
Far East Horizon Ltd.	141,000	103,238
First Capital Securities Co. Ltd., Class A	42,800	36,568
Flat Glass Group Co. Ltd., Class A	3,000	10,633
Flat Glass Group Co. Ltd., Class H	51,000	83,895
Focus Media Information Technology Co. Ltd., Class A	83,800	76,648
Foshan Haitian Flavouring & Food Co. Ltd., Class A	19,948	106,416
Fosun International Ltd.	200,500	114,127
Founder Securities Co. Ltd., Class A	46,200	56,116
Foxconn Industrial Internet Co. Ltd., Class A	66,200	139,926
Fuyao Glass Industry Group Co. Ltd., Class A	6,700	35,337
Fuyao Glass Industry Group Co. Ltd., Class H(b)	56,800	266,279
Ganfeng Lithium Co. Ltd., Class H(b)(c)	32,480	103,888
Ganfeng Lithium Group Co. Ltd., Class A	11,320	61,790
G-Bits Network Technology Xiamen Co. Ltd., Class A	1,000	35,873
GCL-Poly Energy Holdings Ltd.	1,716,000	228,274
GD Power Development Co. Ltd., Class A	93,200	51,496
GDS Holdings Ltd.(a)	72,968	92,620
Geely Automobile Holdings Ltd.	468,000	509,221
GEM Co. Ltd., Class A	74,900	59,096
Gemdale Corp., Class A	20,100	14,386
Genscript Biotech Corp.(a)	102,000	283,498
GF Securities Co. Ltd., Class A	31,400	63,291
GF Securities Co. Ltd., Class H	73,800	92,307
GigaDevice Semiconductor Inc., Class A	5,000	65,856
Ginlong Technologies Co. Ltd., Class A	2,800	26,136
GoerTek Inc., Class A	22,900	57,694
Goldwind Science & Technology Co Ltd., Class A	26,702	32,497
Gotion High-tech Co. Ltd., Class A(a)	9,400	29,143
Great Wall Motor Co. Ltd.	20,000	75,255
Great Wall Motor Co. Ltd., Class H	169,500	244,251
Gree Electric Appliances Inc. of Zhuhai, Class A	13,200	60,777
Greentown China Holdings Ltd.	82,500	87,760
Guangdong Haid Group Co. Ltd., Class A	9,400	58,132
Guangdong Investment Ltd.	272,000	188,776
Guanghui Energy Co. Ltd., Class A	42,300	42,930
Guangzhou Automobile Group Co. Ltd., Class A	53,100	73,678
Guangzhou Automobile Group Co. Ltd., Class H	92,800	43,001
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	14,000	59,039
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,000	31,697
Guosen Securities Co. Ltd., Class A	33,500	44,507
Guotai Junan Securities Co. Ltd., Class A	53,200	112,358
Guoyuan Securities Co. Ltd., Class A	33,240	32,044
H World Group Ltd., ADR(a)	16,500	603,570

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Haidilao International Holding Ltd.(b)	142,000	$281,796
Haier Smart Home Co. Ltd., Class A	39,800	123,290
Haier Smart Home Co. Ltd., Class H	184,800	534,374
Hainan Airlines Holding Co. Ltd., Class A(a)	165,000	33,480
Hainan Airport Infrastructure Co. Ltd., NVS(a)	97,500	55,495
Haitian International Holdings Ltd.	68,000	173,096
Haitong Securities Co. Ltd., Class A	73,400	99,800
Haitong Securities Co. Ltd., Class H	184,800	103,561
Hangzhou First Applied Material Co. Ltd., Class A	13,664	44,401
Hangzhou Robam Appliances Co. Ltd., Class A	6,700	21,748
Hangzhou Silan Microelectronics Co. Ltd., Class A	11,300	38,198
Hangzhou Tigermed Consulting Co. Ltd., Class A	3,400	29,575
Hansoh Pharmaceutical Group Co. Ltd.(b)	116,000	234,433
Henan Shuanghui Investment & Development Co. Ltd., Class A	22,056	80,495
Hengan International Group Co. Ltd.	59,000	215,408
Hengli Petrochemical Co. Ltd., Class A(a)	52,900	103,881
Hengyi Petrochemical Co. Ltd., Class A(a)	39,690	38,111
Hesteel Co. Ltd., Class A	78,800	23,924
Hithink RoyalFlush Information Network Co. Ltd., Class A	3,700	72,685
HLA Group Corp. Ltd., Class A	19,800	21,002
Hongfa Technology Co. Ltd., Class A	5,840	23,788
Hua Hong Semiconductor Ltd.(a)(b)	53,000	122,482
Huadian Power International Corp. Ltd., Class A	41,600	29,805
Huadong Medicine Co. Ltd., Class A	6,772	38,697
Hualan Biological Engineering Inc., Class A	13,400	45,299
Huaneng Power International Inc., Class A(a)	73,800	79,623
Huaneng Power International Inc., Class H(a)	296,000	154,052
Huatai Securities Co. Ltd., Class A	39,700	79,531
Huatai Securities Co. Ltd., Class H(b)	81,600	102,064
Huaxi Securities Co. Ltd., Class A	27,100	30,094
Huaxia Bank Co. Ltd., Class A	72,600	58,924
Huayu Automotive Systems Co. Ltd., Class A	22,700	55,242
Huizhou Desay Sv Automotive Co. Ltd., Class A	4,100	74,401
Hunan Valin Steel Co. Ltd., Class A	52,900	40,928
Hundsun Technologies Inc., Class A	9,375	39,389
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	33,800	207,876
Hygon Information Technology Co. Ltd., NVS	7,495	75,274
Iflytek Co. Ltd., Class A	10,100	63,236
Imeik Technology Development Co. Ltd., Class A	1,500	63,901
Industrial & Commercial Bank of China Ltd., Class A	336,900	226,755
Industrial & Commercial Bank of China Ltd., Class H	5,229,000	2,488,101
Industrial Bank Co. Ltd., Class A	99,200	202,607
Industrial Securities Co. Ltd., Class A	59,840	50,884
Ingenic Semiconductor Co. Ltd., Class A	3,600	34,292
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	231,000	49,457
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	127,900	69,452
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	33,100	126,323
Inner Mongolia Yitai Coal Co. Ltd., Class B(a)	85,800	122,021
Innovent Biologics Inc.(a)(b)	98,000	573,933
Inspur Electronic Information Industry Co. Ltd., Class A	8,500	41,904
iQIYI Inc., ADR(a)(c)	36,103	162,102
JA Solar Technology Co. Ltd., Class A	14,288	39,792
JCET Group Co. Ltd., Class A	10,300	44,043
JD Health International Inc.(a)(b)	91,800	436,428
JD Logistics Inc.(a)(b)	138,400	169,747
JD.com Inc.	187,644	2,559,482
Jiangsu Eastern Shenghong Co. Ltd., Class A	40,100	56,789
Jiangsu Expressway Co. Ltd., Class H	142,000	127,509
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,820	30,078
Security	Shares	Value

China (continued)
Jiangsu Hengrui Medicine Co. Ltd., Class A	29,776	$199,952
Jiangsu King’s Luck Brewery JSC Ltd., Class A	6,700	50,450
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	9,103	148,524
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,990	27,044
Jiangsu Zhongtian Technology Co. Ltd., Class A	8,300	15,068
Jiangxi Copper Co. Ltd., Class A	32,200	79,839
Jiangxi Copper Co. Ltd., Class H	82,000	116,253
Jinko Solar Co. Ltd.	26,593	33,033
JiuGui Liquor Co. Ltd., Class A	2,400	24,011
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	13,729	24,307
Jointown Pharmaceutical Group Co. Ltd., Class A	46,253	48,608
JOYY Inc., ADR	3,351	128,712
Juneyao Airlines Co. Ltd., Class A(a)	20,000	38,078
Kanzhun Ltd., ADR(a)	17,754	293,474
KE Holdings Inc., ADR	53,325	849,467
Kingboard Holdings Ltd.	66,000	158,891
Kingboard Laminates Holdings Ltd.	67,000	58,357
Kingdee International Software Group Co. Ltd.(a)	237,000	329,005
Kingsoft Corp. Ltd.	81,800	261,250
Kuaishou Technology(a)(b)	188,100	1,386,927
Kunlun Energy Co. Ltd.	240,000	221,771
Kunlun Tech Co. Ltd., Class A(a)	6,800	30,620
Kweichow Moutai Co. Ltd., Class A	6,118	1,533,555
LB Group Co. Ltd., Class A	19,700	47,545
Legend Biotech Corp., ADR(a)(c)	5,742	349,228
Lenovo Group Ltd.	554,000	683,701
Lens Technology Co. Ltd., Class A	26,500	48,449
Lepu Medical Technology Beijing Co. Ltd., Class A	18,400	44,210
Li Auto Inc.(a)	91,948	1,700,105
Li Ning Co. Ltd.	165,000	459,163
Longfor Group Holdings Ltd.(b)	165,500	292,622
LONGi Green Energy Technology Co. Ltd., Class A	33,256	98,753
Luxshare Precision Industry Co. Ltd., Class A	33,141	147,536
Luzhou Laojiao Co. Ltd., Class A	8,100	234,853
Mango Excellent Media Co. Ltd., Class A	13,300	48,034
Maxscend Microelectronics Co. Ltd., Class A	2,820	54,666
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	39,184	33,927
Meituan, Class B(a)(b)	409,750	4,743,470
Metallurgical Corp. of China Ltd., Class A	59,400	25,768
Microport Scientific Corp.(a)	59,400	95,160
Ming Yang Smart Energy Group Ltd., Class A	12,700	23,932
Minth Group Ltd.	76,000	164,631
Montage Technology Co. Ltd., Class A	8,400	69,403
Muyuan Foods Co. Ltd., Class A	30,811	168,569
NARI Technology Co. Ltd., Class A	42,393	130,634
National Silicon Industry Group Co. Ltd., Class A(a)	13,200	32,621
NAURA Technology Group Co. Ltd., Class A	3,400	111,642
NavInfo Co. Ltd., Class A(a)	24,727	33,907
NetEase Inc.	158,500	3,575,499
New China Life Insurance Co. Ltd., Class A	13,400	58,682
New China Life Insurance Co. Ltd., Class H	51,000	101,336
New Hope Liuhe Co. Ltd., Class A(a)	46,100	64,511
New Oriental Education & Technology Group Inc.(a)	119,060	968,359
Nine Dragons Paper Holdings Ltd.	132,000	66,073
Ninestar Corp., Class A	7,600	29,405
Ningbo Deye Technology Co. Ltd., NVS	2,700	23,821
Ningbo Orient Wires & Cables Co. Ltd.	6,600	37,867
Ningbo Ronbay New Energy Technology Co. Ltd.	4,496	24,565
Ningbo Shanshan Co. Ltd.	19,600	36,601
Ningbo Tuopu Group Co. Ltd., Class A	7,100	73,148

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ningxia Baofeng Energy Group Co. Ltd., Class A	46,300	$95,036
NIO Inc., ADR(a)(c)	111,615	811,441
Nongfu Spring Co. Ltd., Class H(b)	158,400	903,479
Oppein Home Group Inc., Class A	3,800	42,038
Orient Overseas International Ltd.	12,500	150,296
Orient Securities Co. Ltd., Class A	39,844	48,564
Ovctek China Inc., Class A	6,800	23,183
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	92,400	43,842
People’s Insurance Co. Group of China Ltd. (The), Class A	26,700	18,880
People’s Insurance Co. Group of China Ltd. (The), Class H	727,000	235,497
Perfect World Co. Ltd., Class A	13,796	24,338
PetroChina Co. Ltd., Class A	112,200	112,528
PetroChina Co. Ltd., Class H	1,620,000	1,060,086
Pharmaron Beijing Co. Ltd., Class A	5,400	25,231
PICC Property & Casualty Co. Ltd., Class H	600,740	697,846
Pinduoduo Inc., ADR(a)	48,435	7,141,256
Ping An Bank Co. Ltd., Class A	104,936	142,146
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	42,200	94,154
Ping An Insurance Group Co. of China Ltd., Class A	46,400	265,070
Ping An Insurance Group Co. of China Ltd., Class H	554,500	2,543,298
Poly Developments and Holdings Group Co. Ltd., Class A	69,800	100,153
Pop Mart International Group Ltd.(b)	33,600	100,825
Postal Savings Bank of China Co. Ltd., Class A	158,800	97,512
Postal Savings Bank of China Co. Ltd., Class H(b)	617,000	273,713
Power Construction Corp. of China Ltd., Class A	92,800	64,776
Pylon Technologies Co. Ltd., NVS	341	4,863
Qifu Technology Inc.	8,869	137,647
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	33,100	73,394
Rongsheng Petrochemical Co. Ltd., Class A	51,928	78,094
SAIC Motor Corp. Ltd., Class A	60,422	125,760
Sanan Optoelectronics Co. Ltd., Class A	26,400	51,283
Sany Heavy Equipment International Holdings Co. Ltd.	63,000	65,490
Sany Heavy Industry Co. Ltd., Class A	39,800	75,988
Satellite Chemical Co. Ltd., Class A(a)	33,012	73,682
SDIC Capital Co. Ltd., Class A	45,900	44,325
SDIC Power Holdings Co. Ltd., Class A	39,600	68,714
Seazen Holdings Co. Ltd., Class A(a)	15,700	28,110
Seres Group Co. Ltd., NVS(a)	6,600	69,905
SF Holding Co. Ltd., Class A	26,700	157,713
SG Micro Corp., Class A	3,510	44,053
Shaanxi Coal Industry Co. Ltd., Class A	46,373	126,345
Shan Xi Hua Yang Group New Energy Co. Ltd.	30,650	38,123
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	19,953	50,153
Shandong Gold Mining Co. Ltd., Class A	26,460	86,050
Shandong Gold Mining Co. Ltd., Class H(b)	49,500	97,743
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	19,300	80,591
Shandong Linglong Tyre Co. Ltd., Class A	13,205	36,788
Shandong Nanshan Aluminum Co. Ltd., Class A	145,300	58,567
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	208,400	197,818
Shanghai Aiko Solar Energy Co. Ltd.	10,280	23,293
Shanghai Baosight Software Co. Ltd., Class A	10,640	62,572
Shanghai Baosight Software Co. Ltd., Class B	35,276	66,408
Shanghai Electric Group Co. Ltd., Class A(a)	86,800	53,583
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	13,300	51,930
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	45,500	100,619
Security	Shares	Value

China (continued)
Shanghai International Airport Co. Ltd., Class A(a)	7,300	$36,660
Shanghai International Port Group Co. Ltd., Class A	51,900	36,518
Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,456	35,347
Shanghai Junshi Biosciences Co. Ltd.(a)	5,200	32,735
Shanghai M&G Stationery Inc., Class A	6,800	37,797
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	20,100	50,540
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	54,800	79,439
Shanghai Pudong Development Bank Co. Ltd., Class A	165,500	158,575
Shanghai Putailai New Energy Technology Co. Ltd., Class A	11,675	37,508
Shanghai RAAS Blood Products Co. Ltd., Class A	64,500	71,685
Shanghai Rural Commercial Bank Co. Ltd.	59,600	47,776
Shanghai United Imaging Healthcare Co. Ltd., NVS	3,696	73,960
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	6,600	21,011
Shanxi Coal International Energy Group Co. Ltd.	13,500	34,519
Shanxi Coking Coal Energy Group Co. Ltd., Class A	26,680	36,320
Shanxi Meijin Energy Co. Ltd., Class A(a)	62,300	63,033
Shanxi Securities Co. Ltd., Class A	59,930	46,786
Shanxi Taigang Stainless Steel Co. Ltd., Class A	78,800	42,563
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	6,620	221,129
Shennan Circuits Co. Ltd., Class A	3,800	38,866
Shenwan Hongyuan Group Co. Ltd., Class A	150,500	94,932
Shenzhen Dynanonic Co. Ltd.	1,920	17,339
Shenzhen Energy Group Co. Ltd., Class A	59,820	51,145
Shenzhen Inovance Technology Co. Ltd., Class A	7,050	65,027
Shenzhen Kangtai Biological Products Co. Ltd., Class A	7,620	34,252
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,800	276,392
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	6,600	64,890
Shenzhen Overseas Chinese Town Co. Ltd., Class A(a)	39,600	19,118
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	6,700	31,469
Shenzhen Senior Technology Co. Ltd., Class A	300	628
Shenzhen Transsion Holding Co. Ltd., Class A	4,406	68,213
Shenzhou International Group Holdings Ltd.	61,600	616,734
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	11,020	38,766
Sichuan Changhong Electric Co. Ltd.	26,400	21,242
Sichuan Chuantou Energy Co. Ltd., Class A	38,400	76,734
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,700	30,913
Sichuan Road & Bridge Co. Ltd., Class A	35,720	38,545
Sichuan Swellfun Co. Ltd., Class A	3,700	30,291
Sino Biopharmaceutical Ltd.	794,250	389,602
Sinoma International Engineering Co.	20,000	26,193
Sinoma Science & Technology Co. Ltd., Class A	20,100	47,241
Sinopharm Group Co. Ltd., Class H	119,200	295,408
Sinotruk Hong Kong Ltd.	43,500	90,238
Smoore International Holdings Ltd.(b)(c)	161,000	140,591
Songcheng Performance Development Co. Ltd., Class A	24,200	35,584
SooChow Securities Co. Ltd., Class A	26,636	28,576
StarPower Semiconductor Ltd., Class A	1,300	34,266
Sungrow Power Supply Co. Ltd., Class A	9,500	110,478
Sunny Optical Technology Group Co. Ltd.	53,000	501,912
Sunwoda Electronic Co. Ltd., Class A	14,400	30,630
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	14,400	37,556
Suzhou Maxwell Technologies Co. Ltd., Class A	2,080	31,432
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	11,960	40,331

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
TAL Education Group, ADR(a)	34,386	$430,857
TBEA Co. Ltd., Class A	25,400	49,527
TCL Technology Group Corp., Class A(a)	150,970	88,331
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	21,675	50,573
Tencent Holdings Ltd.	541,400	22,554,262
Tencent Music Entertainment Group, ADR(a)	60,157	511,936
Thunder Software Technology Co. Ltd., Class A	3,200	35,922
Tianma Microelectronics Co. Ltd., Class A(a)	26,400	40,187
Tianqi Lithium Corp., Class A	7,700	53,940
Tingyi Cayman Islands Holding Corp.	188,000	236,608
Tongcheng Travel Holdings Ltd.(a)	102,000	187,514
Tongling Nonferrous Metals Group Co. Ltd., Class A	101,800	43,309
Tongwei Co. Ltd., Class A	20,100	68,901
Topsports International Holdings Ltd.(b)	144,000	117,033
TravelSky Technology Ltd., Class H	84,000	141,513
Trina Solar Co. Ltd.	12,385	46,726
Trip.com Group Ltd.(a)	44,247	1,554,108
Tsingtao Brewery Co. Ltd., Class A	464	4,845
Tsingtao Brewery Co. Ltd., Class H	60,000	396,474
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	6,159	62,465
Uni-President China Holdings Ltd.	77,000	49,250
Unisplendour Corp. Ltd., Class A(a)	13,280	37,583
Vinda International Holdings Ltd.(c)	48,000	123,423
Vipshop Holdings Ltd., ADR(a)	27,786	445,410
Walvax Biotechnology Co. Ltd., Class A	11,600	40,144
Wanhua Chemical Group Co. Ltd., Class A	16,700	188,271
Want Want China Holdings Ltd.	396,000	231,880
Weibo Corp., ADR	6,825	69,001
Weichai Power Co. Ltd., Class A	26,724	55,750
Weichai Power Co. Ltd., Class H	170,200	313,171
Wens Foodstuffs Group Co. Ltd., Class A	39,960	107,713
Western Securities Co. Ltd., Class A	30,500	28,149
Will Semiconductor Co. Ltd. Shanghai, Class A	7,930	120,072
Wingtech Technology Co. Ltd., Class A(a)	2,700	18,226
Wuhan Guide Infrared Co. Ltd., Class A	57,705	62,688
Wuliangye Yibin Co. Ltd., Class A	20,300	422,451
WUS Printed Circuit Kunshan Co. Ltd., Class A	13,500	39,072
WuXi AppTec Co. Ltd., Class A	13,404	154,600
WuXi AppTec Co. Ltd., Class H(b)(c)	26,396	308,777
Wuxi Biologics Cayman Inc.(a)(b)	313,500	1,740,578
XCMG Construction Machinery Co. Ltd., Class A	66,400	51,374
Xiamen C & D Inc., Class A	15,500	20,505
Xiamen Faratronic Co. Ltd.	1,700	22,365
Xiaomi Corp., Class B(a)(b)	1,242,000	2,479,076
Xinjiang Daqo New Energy Co. Ltd.	12,856	55,423
Xinyi Solar Holdings Ltd.	306,000	175,548
XPeng Inc.(a)(c)	80,252	668,796
Xtep International Holdings Ltd.	132,000	76,221
Yadea Group Holdings Ltd.(b)	122,000	229,413
Yankuang Energy Group Co. Ltd., Class A	13,250	38,094
Yankuang Energy Group Co. Ltd., Class H	209,000	388,253
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	9,600	39,766
Yealink Network Technology Corp. Ltd., Class A	7,180	32,336
Yifeng Pharmacy Chain Co. Ltd., Class A	7,240	38,613
Yihai Kerry Arawana Holdings Co. Ltd., Class A	14,300	69,819
Yintai Gold Co. Ltd., Class A	6,600	13,700
YongXing Special Materials Technology Co. Ltd., Class A	3,900	24,013
Yonyou Network Technology Co. Ltd., Class A	19,818	46,312
YTO Express Group Co. Ltd., Class A	19,600	36,072
Yuexiu Property Co. Ltd.	132,600	120,781
Security	Shares	Value

China (continued)
Yum China Holdings Inc.	33,462	$1,444,889
Yunda Holding Co. Ltd., Class A	10,280	12,356
Yunnan Aluminium Co. Ltd., Class A	19,800	35,659
Yunnan Baiyao Group Co. Ltd., Class A	6,680	47,011
Yunnan Botanee Bio-Technology Group Co. Ltd.	2,100	20,960
Yunnan Energy New Material Co. Ltd., Class A	5,600	46,179
Zai Lab Ltd.(a)	76,720	209,866
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,800	134,511
Zhaojin Mining Industry Co. Ltd., Class H	99,000	128,221
Zhejiang China Commodities City Group Co. Ltd., Class A	26,400	29,355
Zhejiang Chint Electrics Co. Ltd., Class A	21,000	64,472
Zhejiang Dahua Technology Co. Ltd., Class A	16,600	44,892
Zhejiang Expressway Co. Ltd., Class H(c)	164,000	103,850
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	14,700	32,211
Zhejiang Huayou Cobalt Co. Ltd., Class A	10,920	49,046
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,600	39,863
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	26,400	135,527
Zhejiang NHU Co. Ltd., Class A	20,260	48,225
Zhejiang Supcon Technology Co. Ltd.	5,305	32,504
Zhejiang Weiming Environment Protection Co. Ltd., Class A	13,500	33,422
Zheshang Securities Co. Ltd., Class A	26,800	39,366
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	46,200	116,570
Zhongji Innolight Co. Ltd., Class A	6,800	90,397
Zhongsheng Group Holdings Ltd.	59,000	140,989
Zhongtai Securities Co. Ltd.	53,400	53,717
Zhuzhou CRRC Times Electric Co. Ltd.	45,400	143,360
Zijin Mining Group Co. Ltd., Class A	92,400	157,633
Zijin Mining Group Co. Ltd., Class H	472,000	747,471
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	56,500	50,990
ZTE Corp., Class A	19,800	71,022
ZTE Corp., Class H	60,960	132,889
ZTO Express Cayman Inc., ADR	33,953	757,831
		154,996,006
India — 20.5%
ABB India Ltd.	5,148	273,061
Adani Enterprises Ltd.	13,879	393,237
Adani Green Energy Ltd.(a)	25,015	308,601
Adani Ports & Special Economic Zone Ltd.	42,167	418,009
Adani Power Ltd.(a)	60,337	312,199
Ambuja Cements Ltd.	46,927	247,503
APL Apollo Tubes Ltd.	12,408	251,102
Apollo Hospitals Enterprise Ltd.	8,250	547,302
Ashok Leyland Ltd.	113,124	248,527
Asian Paints Ltd.	30,889	1,155,634
Astral Ltd.	9,834	230,195
AU Small Finance Bank Ltd.(b)	15,198	135,409
Aurobindo Pharma Ltd.	20,792	259,535
Avenue Supermarts Ltd.(a)(b)	13,196	625,243
Axis Bank Ltd.	188,009	2,427,383
Bajaj Auto Ltd.	5,220	381,953
Bajaj Finance Ltd.	22,025	1,882,828
Bajaj Finserv Ltd.	31,022	623,738
Bajaj Holdings & Investment Ltd.	2,178	192,205
Balkrishna Industries Ltd.	6,157	190,464
Bandhan Bank Ltd.(b)	55,039	149,432
Bank of Baroda	88,424	209,313
Berger Paints India Ltd.	25,820	177,843

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Bharat Electronics Ltd.	292,116	$511,979
Bharat Forge Ltd.	20,011	269,085
Bharat Petroleum Corp. Ltd.	62,210	325,606
Bharti Airtel Ltd.	180,907	2,204,678
Britannia Industries Ltd.	8,722	507,117
CG Power and Industrial Solutions Ltd.	48,972	264,075
Cholamandalam Investment and Finance Co. Ltd.	34,678	465,483
Cipla Ltd.	41,974	610,424
Coal India Ltd.	120,648	495,956
Colgate-Palmolive India Ltd.	9,636	254,146
Container Corp. of India Ltd.	23,496	218,982
Cummins India Ltd.	11,220	256,979
Dabur India Ltd.	49,170	317,115
Divi’s Laboratories Ltd.	9,428	428,490
DLF Ltd.	51,831	389,444
Dr. Reddy’s Laboratories Ltd.	8,628	599,469
Eicher Motors Ltd.	10,774	504,100
GAIL India Ltd.	186,676	295,487
Godrej Consumer Products Ltd.	32,431	392,130
Godrej Properties Ltd.(a)	10,997	247,702
Grasim Industries Ltd.	23,068	555,771
Havells India Ltd.	20,285	317,194
HCL Technologies Ltd.	75,370	1,214,481
HDFC Asset Management Co. Ltd.(b)	6,468	230,301
HDFC Bank Ltd.	227,206	4,259,521
HDFC Life Insurance Co. Ltd.(b)	78,612	652,497
Hero MotoCorp Ltd.	8,685	398,226
Hindalco Industries Ltd.	102,679	636,777
Hindustan Aeronautics Ltd., NVS	16,104	460,290
Hindustan Petroleum Corp. Ltd.(a)	47,744	199,239
Hindustan Unilever Ltd.	66,133	2,019,363
ICICI Bank Ltd.	422,351	4,716,701
ICICI Lombard General Insurance Co. Ltd.(b)	20,842	370,343
ICICI Prudential Life Insurance Co. Ltd.(b)	30,660	206,960
IDFC First Bank Ltd.(a)	284,234	291,017
Indian Hotels Co. Ltd. (The), Class A	72,204	365,477
Indian Oil Corp. Ltd.	228,056	306,172
Indian Railway Catering & Tourism Corp. Ltd.	19,866	168,294
Indraprastha Gas Ltd.	25,412	118,734
IndusInd Bank Ltd.	21,973	386,295
Info Edge India Ltd.	5,900	326,817
Infosys Ltd.	268,357	4,690,627
InterGlobe Aviation Ltd.(a)(b)	11,017	357,715
ITC Ltd.	240,721	1,258,394
Jindal Steel & Power Ltd.	30,186	243,659
Jio Financial Services Ltd., NVS(a)	251,365	691,456
JSW Steel Ltd.	48,844	470,125
Jubilant Foodworks Ltd.	33,993	228,947
Kotak Mahindra Bank Ltd.	89,695	1,890,911
Larsen & Toubro Infotech Ltd.(b)	7,081	471,039
Larsen & Toubro Ltd.	55,202	2,060,724
Lupin Ltd.	15,982	245,535
Macrotech Developers Ltd.	18,150	191,895
Mahindra & Mahindra Ltd.	76,162	1,506,561
Marico Ltd.	39,464	255,037
Maruti Suzuki India Ltd.	10,891	1,386,637
Max Healthcare Institute Ltd.	64,351	490,292
Mphasis Ltd.	6,024	170,457
MRF Ltd.	151	202,356
Muthoot Finance Ltd.	10,859	193,269
Nestle India Ltd.	2,702	785,152
NTPC Ltd.	353,639	1,109,091
Security	Shares	Value

India (continued)
Oil & Natural Gas Corp. Ltd.	250,700	$585,841
One 97 Communications Ltd., NVS(a)	17,556	184,383
Page Industries Ltd.	503	224,930
Persistent Systems Ltd.	3,696	283,645
Petronet LNG Ltd.	56,622	137,941
PI Industries Ltd.	6,523	294,957
Pidilite Industries Ltd.	12,896	394,628
Polycab India Ltd.	3,292	207,952
Power Finance Corp. Ltd.	117,669	472,974
Power Grid Corp. of India Ltd.	378,361	948,948
REC Ltd.	104,016	435,085
Reliance Industries Ltd.	246,624	7,039,149
Samvardhana Motherson International Ltd.	186,450	206,260
SBI Cards & Payment Services Ltd.	24,528	217,600
SBI Life Insurance Co. Ltd.(b)	36,414	627,678
Shree Cement Ltd.	799	256,453
Shriram Transport Finance Co. Ltd.	22,988	553,796
Siemens Ltd.	7,267	319,074
Sona Blw Precision Forgings Ltd.(b)	33,071	221,468
SRF Ltd.	11,935	339,215
State Bank of India	144,939	983,474
Sun Pharmaceutical Industries Ltd.	76,280	1,123,011
Supreme Industries Ltd.	5,016	266,878
Suzlon Energy Ltd.(a)	708,444	346,178
Tata Communications Ltd.	8,712	178,176
Tata Consultancy Services Ltd.	73,528	3,080,897
Tata Consumer Products Ltd.	45,410	512,761
Tata Elxsi Ltd.	2,710	268,584
Tata Motors Ltd.	134,200	1,138,413
Tata Motors Ltd., Class A	37,132	212,746
Tata Power Co. Ltd. (The)	117,899	378,977
Tata Steel Ltd.	600,205	922,369
Tech Mahindra Ltd.	42,722	626,302
Titan Co. Ltd.	28,693	1,202,159
Torrent Pharmaceuticals Ltd.	7,529	191,666
Trent Ltd.	15,196	508,427
Tube Investments of India Ltd.	9,836	397,779
TVS Motor Co. Ltd.	20,188	452,130
UltraTech Cement Ltd.	9,359	1,011,558
United Spirits Ltd.	24,027	302,555
UPL Ltd.	36,091	247,195
Varun Beverages Ltd.	37,686	500,322
Vedanta Ltd.	69,276	194,229
Wipro Ltd.	103,028	510,228
Yes Bank Ltd.(a)	1,072,620	249,063
Zomato Ltd.(a)	411,115	585,669
		88,643,235
Indonesia — 2.4%
Adaro Energy Indonesia Tbk PT	1,089,000	184,116
Amman Mineral Internasional PT(a)	481,800	223,660
Aneka Tambang Tbk	772,500	86,728
Astra International Tbk PT	1,630,200	568,023
Bank Central Asia Tbk PT	4,469,400	2,586,814
Bank Mandiri Persero Tbk PT	3,060,000	1,153,837
Bank Negara Indonesia Persero Tbk PT	1,257,800	427,951
Bank Rakyat Indonesia Persero Tbk PT	5,539,177	1,885,116
Barito Pacific Tbk PT	2,593,893	174,735
Charoen Pokphand Indonesia Tbk PT	580,800	194,723
GoTo Gojek Tokopedia Tbk PT(a)	67,689,700	423,917
Indah Kiat Pulp & Paper Tbk PT	199,600	112,944
Indofood CBP Sukses Makmur Tbk PT	178,300	132,777
Indofood Sukses Makmur Tbk PT	348,500	144,429

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Kalbe Farma Tbk PT	1,738,400	$181,219
Merdeka Copper Gold Tbk PT(a)	871,266	142,242
Sarana Menara Nusantara Tbk PT	1,716,000	110,614
Semen Indonesia Persero Tbk PT	265,925	111,466
Sumber Alfaria Trijaya Tbk PT	1,505,800	278,636
Telkom Indonesia Persero Tbk PT	3,941,800	958,472
Unilever Indonesia Tbk PT	596,000	140,288
United Tractors Tbk PT	112,200	158,468
		10,381,175
Malaysia — 1.7%
AMMB Holdings Bhd	149,900	127,437
Axiata Group Bhd	234,700	113,859
CIMB Group Holdings Bhd	527,500	639,661
Dialog Group Bhd	271,578	128,872
DiGi.Com Bhd	270,900	252,325
Gamuda Bhd	156,300	160,007
Genting Bhd	161,200	161,991
Genting Malaysia Bhd	261,600	149,974
Hong Leong Bank Bhd	54,000	220,176
IHH Healthcare Bhd	176,700	221,424
Inari Amertron Bhd	158,600	99,542
IOI Corp. Bhd	218,000	188,235
Kuala Lumpur Kepong Bhd	38,600	181,379
Malayan Banking Bhd	452,600	872,459
Malaysia Airports Holdings Bhd	66,056	101,871
Maxis Bhd	205,200	171,752
MISC Bhd	89,500	138,210
MR DIY Group M Bhd(b)	184,800	60,681
Nestle Malaysia Bhd	6,700	180,315
Petronas Chemicals Group Bhd	228,000	353,758
Petronas Dagangan Bhd	24,100	115,341
Petronas Gas Bhd	64,100	231,940
PPB Group Bhd	52,880	160,019
Press Metal Aluminium Holdings Bhd	317,400	327,131
Public Bank Bhd	1,221,650	1,119,814
QL Resources Bhd	93,250	112,272
RHB Bank Bhd	118,562	138,700
Sime Darby Bhd	208,300	110,493
Sime Darby Plantation Bhd	174,300	168,458
Telekom Malaysia Bhd	98,300	111,205
Tenaga Nasional Bhd	204,600	438,765
		7,558,066
Philippines — 0.8%
Aboitiz Equity Ventures Inc.	143,830	121,630
Ayala Corp.	19,490	233,268
Ayala Land Inc.	577,860	325,062
Bank of the Philippine Islands	147,944	275,604
BDO Unibank Inc.	199,554	480,412
International Container Terminal Services Inc.	83,700	325,749
JG Summit Holdings Inc.	240,975	167,193
Jollibee Foods Corp.	37,110	151,565
Manila Electric Co.	20,120	130,412
Metropolitan Bank & Trust Co.	153,122	137,835
PLDT Inc.	6,215	143,590
SM Investments Corp.	19,584	289,173
SM Prime Holdings Inc.	792,150	461,100
Universal Robina Corp.	66,690	135,355
		3,377,948
South Korea — 15.3%
Amorepacific Corp.	2,381	237,860
Celltrion Healthcare Co. Ltd.	8,603	495,847
Security	Shares	Value

South Korea (continued)
Celltrion Inc.	8,715	$1,097,656
Celltrion Pharm Inc.(a)	1,400	86,660
CJ CheilJedang Corp.	636	152,120
CosmoAM&T Co. Ltd.(a)	1,837	233,805
Coway Co. Ltd.	4,714	181,503
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(c)	4,944	104,202
DB Insurance Co. Ltd.	3,754	242,213
Doosan Bobcat Inc.	4,311	151,706
Doosan Enerbility Co. Ltd.(a)	37,270	455,199
Ecopro BM Co. Ltd.	3,944	835,086
Ecopro Co. Ltd.	1,584	913,784
F&F Co. Ltd./New	1,257	83,379
GS Holdings Corp.	4,271	136,177
Hana Financial Group Inc.	23,691	762,294
Hankook Tire & Technology Co. Ltd.	5,982	209,376
Hanmi Pharm Co. Ltd.	528	125,372
Hanmi Semiconductor Co. Ltd.	3,564	174,899
Hanon Systems	15,841	88,644
Hanwha Aerospace Co. Ltd.	2,908	284,406
Hanwha Solutions Corp.(a)	9,000	232,022
HD Hyundai Co. Ltd.	3,778	176,091
HD Hyundai Heavy Industries Co. Ltd.(a)	1,784	172,467
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	3,555	306,828
HLB Inc.(a)	9,400	231,790
HMM Co. Ltd.	20,126	241,070
Hotel Shilla Co. Ltd.	2,577	130,844
HYBE Co. Ltd.(a)	1,710	284,458
Hyundai Engineering & Construction Co. Ltd.	6,147	170,396
Hyundai Glovis Co. Ltd.	1,441	193,384
Hyundai Mipo Dockyard Co. Ltd.(a)	2,112	132,506
Hyundai Mobis Co. Ltd.	4,973	879,525
Hyundai Motor Co.	11,014	1,568,220
Hyundai Steel Co.	6,704	182,265
Industrial Bank of Korea	24,066	220,246
JYP Entertainment Corp.	2,112	156,823
Kakao Corp.	24,978	974,511
Kakao Pay Corp.(a)	2,325	82,735
KakaoBank Corp.	13,852	280,658
Kangwon Land Inc.	8,310	99,615
KB Financial Group Inc.	31,397	1,269,471
Kia Corp.	21,018	1,396,396
Korea Aerospace Industries Ltd.	6,007	215,855
Korea Electric Power Corp.(a)	20,455	298,385
Korea Investment Holdings Co. Ltd.	3,664	169,436
Korea Zinc Co. Ltd.	698	264,778
Korean Air Lines Co. Ltd.	14,546	252,007
Krafton Inc.(a)	2,283	375,262
KT Corp.	5,862	152,289
KT&G Corp.	8,266	563,476
Kum Yang Co. Ltd.(a)	2,625	259,669
Kumho Petrochemical Co. Ltd.	1,371	135,381
L&F Co. Ltd.	2,082	283,215
LG Chem Ltd.	4,028	1,558,292
LG Corp.	7,555	489,313
LG Display Co. Ltd.(a)	18,680	180,780
LG Electronics Inc.	8,535	676,747
LG Energy Solution(a)	3,804	1,333,306
LG H&H Co. Ltd.	777	200,730
LG Innotek Co. Ltd.	1,118	205,724
LG Uplus Corp.	16,830	136,706

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Lotte Chemical Corp.	1,564	$186,198
Meritz Financial Group Inc.	8,139	348,982
Mirae Asset Securities Co. Ltd.	21,980	121,820
NAVER Corp.	10,633	1,709,189
NCSoft Corp.	1,075	217,672
Netmarble Corp.(a)(b)	1,946	89,026
NH Investment & Securities Co. Ltd.	13,414	106,358
Orion Corp.	1,910	172,708
Pearl Abyss Corp.(a)	3,181	92,526
Posco DX Co. Ltd.	4,290	190,534
POSCO Future M Co. Ltd.	2,586	647,206
POSCO Holdings Inc.	5,802	2,166,731
Posco International Corp.	4,229	186,857
Samsung Biologics Co. Ltd.(a)(b)	1,392	778,686
Samsung C&T Corp.	6,807	627,644
Samsung Electro-Mechanics Co. Ltd.	4,359	491,203
Samsung Electronics Co. Ltd.	386,015	21,766,502
Samsung Engineering Co. Ltd.(a)	12,111	236,136
Samsung Fire & Marine Insurance Co. Ltd.	2,419	486,202
Samsung Heavy Industries Co. Ltd.(a)	52,832	326,067
Samsung Life Insurance Co. Ltd.	6,472	349,880
Samsung SDI Co. Ltd.	4,475	1,629,465
Samsung SDS Co. Ltd.	3,031	394,127
Samsung Securities Co. Ltd.	5,086	154,186
Shinhan Financial Group Co. Ltd.	35,839	1,022,341
SK Biopharmaceuticals Co. Ltd.(a)	2,561	170,352
SK Bioscience Co. Ltd.(a)	2,201	115,466
SK Hynix Inc.	44,100	4,575,881
SK IE Technology Co. Ltd.(a)(b)	2,118	115,962
SK Inc.	2,972	376,005
SK Innovation Co. Ltd.(a)	5,015	555,187
SK Square Co. Ltd.(a)	8,671	341,192
SK Telecom Co. Ltd.	3,354	135,578
SKC Co. Ltd.	1,654	123,657
S-Oil Corp.	3,791	199,804
Woori Financial Group Inc.	48,563	489,553
Yuhan Corp.	4,264	202,388
		66,085,131
Taiwan — 20.1%
Accton Technology Corp.	41,000	697,570
Acer Inc.	201,062	226,808
Advantech Co. Ltd.	42,158	476,274
Airtac International Group	11,161	387,650
Alchip Technologies Ltd.	6,000	597,311
ASE Technology Holding Co. Ltd.	264,484	1,080,053
Asia Cement Corp.	187,229	249,765
Asustek Computer Inc.	57,000	718,690
AUO Corp.	477,200	250,430
Catcher Technology Co. Ltd.	47,000	292,412
Cathay Financial Holding Co. Ltd.	750,888	1,117,568
Chailease Holding Co. Ltd.	134,514	799,250
Chang Hwa Commercial Bank Ltd.	391,518	222,999
Cheng Shin Rubber Industry Co. Ltd.	117,776	177,390
China Airlines Ltd.	198,000	133,816
China Development Financial Holding Corp.(a)	1,190,400	483,817
China Steel Corp.	912,867	764,544
Chunghwa Telecom Co. Ltd.	301,000	1,150,758
Compal Electronics Inc.	300,000	296,763
CTBC Financial Holding Co. Ltd.	1,386,265	1,213,320
Delta Electronics Inc.	158,000	1,598,060
E Ink Holdings Inc.	73,000	426,226
E.Sun Financial Holding Co. Ltd.	1,085,582	889,035
Security	Shares	Value

Taiwan (continued)
Eclat Textile Co. Ltd.	15,604	$296,698
eMemory Technology Inc.	6,000	481,122
Eva Airways Corp.	198,000	198,391
Evergreen Marine Corp. Taiwan Ltd.	90,746	325,506
Far Eastern New Century Corp.	198,460	194,343
Far EasTone Telecommunications Co. Ltd.	131,000	347,486
Feng TAY Enterprise Co. Ltd.	48,391	284,691
First Financial Holding Co. Ltd.	826,783	732,607
Formosa Chemicals & Fibre Corp.	246,950	506,482
Formosa Petrochemical Corp.	105,000	285,126
Formosa Plastics Corp.	297,400	768,620
Fubon Financial Holding Co. Ltd.	597,435	1,231,247
Gigabyte Technology Co. Ltd.	48,000	382,314
Global Unichip Corp.	8,000	421,256
Globalwafers Co. Ltd.	20,000	373,079
Hon Hai Precision Industry Co. Ltd.	1,003,651	3,259,937
Hotai Motor Co. Ltd.	27,600	625,688
Hua Nan Financial Holdings Co. Ltd.	686,033	488,342
Innolux Corp.	609,992	246,470
Inventec Corp.	238,980	323,958
Largan Precision Co. Ltd.	9,000	687,627
Lite-On Technology Corp.	168,032	590,674
MediaTek Inc.	123,176	3,719,853
Mega Financial Holding Co. Ltd.	925,378	1,169,601
Micro-Star International Co. Ltd.	65,000	381,601
momo.com Inc.	9,020	149,461
Nan Ya Plastics Corp.	410,090	893,027
Nan Ya Printed Circuit Board Corp.	24,000	190,396
Nanya Technology Corp.	68,000	162,962
Nien Made Enterprise Co. Ltd.	16,000	174,031
Novatek Microelectronics Corp.	51,000	833,058
Parade Technologies Ltd.	7,000	240,557
Pegatron Corp.	180,000	467,516
PharmaEssentia Corp.(a)	23,000	267,954
Pou Chen Corp.	199,000	196,484
Powerchip Semiconductor Manufacturing Corp.	198,000	190,637
President Chain Store Corp.	53,000	456,850
Quanta Computer Inc.	223,000	1,443,513
Realtek Semiconductor Corp.	40,140	577,172
Ruentex Development Co. Ltd.	107,242	122,886
Shanghai Commercial & Savings Bank Ltd. (The)	288,981	416,553
Shin Kong Financial Holding Co. Ltd.(a)	1,056,033	304,318
Silergy Corp.	32,000	436,461
SinoPac Financial Holdings Co. Ltd.	849,441	513,565
Synnex Technology International Corp.	66,050	145,333
Taishin Financial Holding Co. Ltd.	836,881	490,143
Taiwan Business Bank	477,552	206,441
Taiwan Cement Corp.	528,754	590,429
Taiwan Cooperative Financial Holding Co. Ltd.	776,075	668,476
Taiwan High Speed Rail Corp.	145,000	139,623
Taiwan Mobile Co. Ltd.	135,000	424,649
Taiwan Semiconductor Manufacturing Co. Ltd.	1,993,004	36,456,266
Unimicron Technology Corp.	122,000	691,681
Uni-President Enterprises Corp.	411,650	960,934
United Microelectronics Corp.	875,000	1,368,290
Vanguard International Semiconductor Corp.	81,000	206,477
Voltronic Power Technology Corp.	6,000	308,300
Walsin Lihwa Corp.	216,884	270,399
Wan Hai Lines Ltd.	66,000	98,662
Winbond Electronics Corp.	168,592	152,902
Wistron Corp.	219,000	638,060
Wiwynn Corp.	8,000	448,859

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
WPG Holdings Ltd.	137,320	$340,972
Yageo Corp.	29,936	575,481
Yang Ming Marine Transport Corp.	93,000	125,131
Yuanta Financial Holding Co. Ltd.	740,163	615,835
Zhen Ding Technology Holding Ltd.	67,455	223,661
		86,757,633
Thailand — 2.2%
Advanced Info Service PCL, NVDR	97,800	606,640
Airports of Thailand PCL, NVDR(a)	352,000	595,345
Asset World Corp. PCL, NVDR	719,400	75,755
Bangkok Dusit Medical Services PCL, NVDR	911,900	680,965
Bangkok Expressway & Metro PCL, NVDR	639,900	141,868
Banpu PCL, NVDR	695,300	147,363
Berli Jucker PCL, NVDR(c)	95,800	71,509
BTS Group Holdings PCL, NVDR	613,800	126,687
Bumrungrad Hospital PCL, NVDR	47,200	299,178
Central Pattana PCL, NVDR	171,600	330,832
Central Retail Corp. PCL, NVDR	157,674	169,313
Charoen Pokphand Foods PCL, NVDR(c)	277,200	156,664
CP ALL PCL, NVDR	468,900	693,292
CP Axtra PCL(c)	182,500	140,108
Delta Electronics Thailand PCL, NVDR	244,200	540,702
Energy Absolute PCL, NVDR	133,600	169,210
Global Power Synergy PCL, NVDR	66,100	85,590
Gulf Energy Development PCL, NVDR	221,200	289,368
Home Product Center PCL, NVDR	485,149	162,770
Indorama Ventures PCL, NVDR	139,000	96,825
Intouch Holdings PCL, NVDR	93,500	185,627
Kasikornbank PCL, NVDR	48,100	175,007
Krung Thai Bank PCL, NVDR	271,150	140,356
Krungthai Card PCL, NVDR	79,400	105,563
Land & Houses PCL, NVDR	653,200	143,040
Minor International PCL, NVDR	259,180	200,980
Muangthai Capital PCL, NVDR	52,600	65,449
Osotspa PCL, NVDR	112,200	72,934
PTT Exploration & Production PCL, NVDR	106,910	458,932
PTT Global Chemical PCL, NVDR	194,800	213,647
PTT Oil & Retail Business PCL, NVDR	253,100	143,242
PTT Public Company Ltd., NVDR	819,200	809,243
SCB X PCL, NVS	66,500	187,689
SCG Packaging PCL, NVDR	105,400	115,679
Siam Cement PCL (The), NVDR	62,600	510,910
Thai Oil PCL, NVDR	99,400	145,278
TMBThanachart Bank PCL, NVDR	1,584,000	69,348
True Corp. PCL	825,042	131,630
		9,454,538
Total Common Stocks — 98.9%
(Cost: $397,124,871)		427,457,760

Preferred Stocks

South Korea — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	1,916	160,303
Security	Shares	Value

South Korea (continued)
Series 2, Preference Shares, NVS	3,044	$258,369
LG Chem Ltd., Preference Shares, NVS	529	126,381
Samsung Electronics Co. Ltd., Preference Shares, NVS	66,354	2,976,734
		3,521,787
Total Preferred Stocks — 0.8%
(Cost: $3,786,117)		3,521,787

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)	1,493	—
Zhejiang Expressway Co. Ltd., (Expires 12/12/23, Strike Price HKD 4.06)	62,320	7,021
		7,021
Thailand — 0.0%
SCC Rates, (Expires 12/11/23, Strike Price THB 11.50)	8,132	—

Total Rights — 0.0%
(Cost: $—)		7,021

Total Long-Term Investments — 99.7%
(Cost: $400,910,988)		430,986,568

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	4,290,959	4,293,104

Total Short-Term Securities — 1.0%
(Cost: $4,290,046)		4,293,104

Total Investments — 100.7%
(Cost: $405,201,034)		435,279,672

Liabilities in Excess of Other Assets — (0.7)%		(3,223,927)

Net Assets — 100.0%		$432,055,745

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,293,612	$—	$(1,001,003	)(a)	$(163)	$658	$4,293,104	4,290,959	$21,806	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	26,329		—
					$(163)	$658	$4,293,104		$48,135		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI China Index	6	12/15/23	$130	$(151)
MSCI Emerging Markets Index	18	12/15/23	889	6,289
				$6,138

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$20,616,126	$406,841,634	$—	$427,457,760
Preferred Stocks	—	3,521,787	—	3,521,787
Rights	7,021	—	—	7,021

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$4,293,104	$—	$—	$4,293,104
	$24,916,251	$410,363,421	$—	$435,279,672
Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,289	$—	$—	$6,289
Liabilities
Equity Contracts	—	(151)		(151)
	$6,289	$(151)	$—	$6,138

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares